Share-Based Compensation - SARs fair value (Details) - SARs	Apr. 03, 2017 USD ($) Y	Apr. 01, 2016 USD ($) Y	Apr. 01, 2015 USD ($) Y	Apr. 01, 2014 USD ($) Y	May 17, 2013 USD ($) Y
Share-Based Compensation
Grant date share closing price	$ 15.55	$ 9.28	$ 19.48	$ 24.00	$ 13.26
Exercise price	$ 15.55	$ 9.28	$ 19.48	$ 24.00	$ 13.26
Expected volatility (as a percent)	46.00%	47.30%	39.30%	29.42%	29.31%
Expected term / Years | Y	6	6	6	6	6
Risk-free interest rate for the period similar to the expected term	1.99%	1.37%	1.48%	2.03%	1.08%